5 Risk management (Tables)	12 Months Ended
Dec. 31, 2020
Risk Management
Schedule of exposure to exchange risk

Below, the Company’s exposure to exchange risk:

	December 31, 2020		December 31, 2019
	Foreign currency	R$	Foreign currency	R$

Borrowings and financing – US$	167,479	870,338	1,051,881	4,239,817
Borrowings and financing – Yen	52,969,560	2,671,255	56,452,885	2,097,225
Interest and charges from borrowings and financing – US$		5,540		32,242
Interest and charges from borrowings and financing – Yen		16,037		12,725
Total exposure		3,563,170		6,382,009
Borrowing cost – US$		(12,342)		(20,173)
Borrowing cost – Yen		(2,966)		(3,038)
Total foreign-currency denominated borrowings (Note 17)		3,547,862		6,358,798

Schedule of increase/decrease in exchange rate

The decrease was partially offset by the appreciation of the US dollar and Yen against the Real, as shown in the following table:

	December 31, 2020	December 31, 2019	Variation
US$	R$ 5.1967	R$ 4.0307	28.9%
Iene	R$ 0.05043	R$ 0.03715	35.7%

Schedule of currency exposure

The Company understands that scenarios 25% and 50% are reasonable, given the instability of the real against the U.S. dollar and the Yen. Depreciation came to 28.9% and 35.7%, respectively, in 2020.

	Scenario I (Probable)	Scenario II (+25%)	Scenario III (+50%)
	(*)
Net currency exposure as of December 31, 2020 in US$ - Liabilities	167,479	167,479	167,479

US$ rate as of December 31, 2020	5.1967	5.1967	5.1967
Exchange rate estimated according to the scenario	5.0000	6.2500	7.5000
Differences between the rates	0.1967	(1.0533)	(2.3033)

Effect on net financial result R$ - gain/(loss)	32,943	(176,406)	(385,754)

Net currency exposure as of December 31, 2020 in Yen - Liabilities	52,969,560	52,969,560	52,969,560

Yen rate as of December 31, 2020	0.05043	0.05043	0.05043
Exchange rate estimated according to the scenario	0.05125	0.06406	0.07687
Differences between the rates	(0.00082)	(0.01363)	(0.02644)

Effect on net financial result R$ - gain/(loss)	(43,435)	(721,975)	(1,400,515)

Total effect on net financial result in R$ - gain/(loss)	(10,492)	(898,381)	(1,786,269)

(*) For the probable scenario in US dollar, the exchange rate estimated for December 31, 2021 was used, pursuant to the BACEN Focus Report of December 31, 2020. For the Yen, the exchange estimated for December 31, 2021 was used, according to B3’s Reference Rates report of December 31, 2020.

Schedule of borrowing and financing variable interest rate

The table below provides the Company's borrowings and financing subject to variable interest rate:

	December 31, 2020	December 31, 2019
CDI(i)	7,836,988	1,866,755
TR(ii)	1,619,416	1,675,203
IPCA(iii)	2,176,547	1,366,134
TJLP(iv)	1,517,657	1,381,342
LIBOR(v)	870,337	2,829,073
Interest and charges	164,439	105,667
Total	14,185,384	9,224,174

(i) CDI – (Certificado de Depósito Interbancário), an interbank deposit certificate

(ii) TR – Interest Benchmark Rate

(iii) IPCA – (Índice Nacional de Preços ao Consumidor Amplo), a consumer price index

(iv) TJLP – (Taxa de Juros a Longo Prazo), a long-term interest rate index

(v) LIBOR – London Interbank Offered Rate

Schedule of credit information of banks

For the credit quality of the banks, such as deposits and financial investments, the Company considers the lower rating published by three main international rating agencies (Fitch, Moody's and S&P), according to internal policy of market risk management:

Banks	Fitch	Moody's	Standard Poor's
Banco do Brasil S/A	AA(bra)	Aa1.br	-
Banco Santander Brasil S/A	-	Aaa.br	brAAA
Brazilian Federal Savings Bank	AA(bra)	Aa1.br	brAAA
Banco Bradesco S/A	AAA(bra)	Aa1.br	brAAA
Itaú Unibanco Holding S/A	AAA(bra)	Aa1.br	brAAA
Banco BV	-	Aa3.br	brAAA
Banco BTG Pactual S/A	AA(bra)	Aa2.br	brAA+

Schedule of credit rating

The table below shows the rating assessment released by the Fitch agency, for deposit transactions and financial investments in local currency (R$ - domestic rating):

	December 31, 2020	December 31, 2019
Cash and cash equivalents and financial investments
AA(bra)	2,662,685	2,193,725
AAA(bra)	891,243	41,992
Other (*)	253,619	17,493
	3,807,547	2,253,210

(*) This category includes current accounts and investment funds in banks whose balances were not significant in 2019. The amount of R$ 253,066 referring to Banco BV (no classification) was recorded in 2020.

Schedule of liquidity risk

For agreements with floating interest rate, the interest rates used correspond to the base dates above.

	2021	2022	2023	2024	2025	2026 onwards	Total
As of December 31, 2020

Liabilities
Borrowings and financing	3,439,199	1,994,506	2,019,520	2,177,923	1,672,201	9,828,487	21,131,836
Accounts payables to suppliers and contractors	263,741	-	-	-	-	-	263,741
Services payable	453,750	-	-	-	-	-	453,750
Public-Private Partnership – PPP	404,800	405,132	405,444	350,342	333,148	4,256,084	6,154,950
Program Contract Commitments	163,798	33,287	33,287	1,045	1,045	13,133	245,595

Schedule of sensitivity analysis on interest rate risk

The purpose of the sensitivity analysis is to measure the impact of changes in the market over the financial instruments, considering constant all other variables. In the time of settlement the amounts can be different from those presented, due to the estimates used in the measurement.

December 31, 2020
Indicators	Exposure	Scenario I (Probable) (i)	Scenario II 25%	Scenario III 50%

Assets
CDI	3,778,252	3.0000%(*)	3.7500%	4.5000%
Financial income		113,348	141,684	170,021

Liabilities
CDI	(7,836,988)	3.0000%(*)	3.7500%	4.5000%
Interest to be incurred		(235,110)	(293,887)	(352,664)

CDI net exposure	(4,058,736)	(121,762)	(152,203)	(182,643)

Liabilities
TR	(1,619,416)	0.0001%(***)	0.0001%	0.0002%
Expenses to be incurred		(2)	(2)	(3)

IPCA	(2,176,547)	3.3200%(*)	4.1500%	4.9800%
Expenses to be incurred		(72,261)	(90,327)	(108,392)

TJLP	(1,517,657)	4.5500%(*)	5.6875%	6.8250%
Interest to be incurred		(69,053)	(86,317)	(103,580)

LIBOR	(870,337)	0.1900%(**)	0.2375%	0.2850%
Interest to be incurred		(1,654)	(2,067)	(2,480)

Total expenses to be incurred, net		(264,732)	(330,916)	(397,098)

(*) Source: CDI and IPCA (BACEN Focus Report, December 31, 2020) and long-term interest rate as of December 31, 2020 (BACEN).
(**) Source: Bloomberg.
(***) Source: B3.

Schedule of capital management

Total capital is calculated as total equity as shown in the statement of the financial position plus net debt.

	December 31, 2020	December 31, 2019

Total borrowings and financing (Note 17)	17,258,624	13,244,709
(-) Cash and cash equivalents (Note 7)	(396,401)	(2,253,210)
(-) Financial investments (Note 8)	(3,411,146)	-

Net debt	13,451,077	10,991,499
Total equity	22,793,704	21,635,783

Total capital (shareholders + providers of capital)	36,244,781	32,627,282

Leverage ratio	37%	34%

Schedule of fair value of financial instruments

The estimated fair values of financial instruments are as follows:

Financial assets

	December 31, 2020		December 31, 2019
	Carrying amount	Fair value	Carrying amount	Fair value
Cash and cash equivalents	396,401	396,401	2,253,210	2,253,210
Financial investments	3,411,146	3,411,146	-	-
Restricted cash	35,742	35,742	26,018	26,018
Trade receivables	2,450,986	2,450,986	2,353,027	2,353,027
Water National Agency – ANA	26,463	26,463	32,466	32,466
Other receivables	246,110	246,110	194,178	194,178

Schedule of financial liabilities

Financial liabilities

	December 31, 2020		December 31, 2019
	Carrying amount	Fair value	Carrying amount	Fair value
Borrowings and financing	17,258,624	17,702,649	13,244,709	13,937,611
Accounts payables to suppliers and contractors	263,741	263,741	369,631	369,631
Services payable	453,750	453,750	474,078	474,078
Program contract commitments	231,480	231,480	377,253	377,253
Public-Private Partnership - PPP	3,175,273	3,175,273	3,293,980	3,293,980